Accounts payable and accrued liabilities	9 Months Ended
Sep. 30, 2023
Subclassifications of assets, liabilities and equities [abstract]
Accounts payable and accrued liabilities	Accounts payable and accrued liabilities

As at	September 30, 2023	December 31, 2022
Trade payables	$19.3	$26.5
Accrued fixed assets	55.2	35.4
Accrued expenses	13.2	4.4
Accrued compensation	11.4	9.6
Total accounts payable and accrued liabilities	$99.1	$75.9